Shareholders' Equity	12 Months Ended
Apr. 29, 2017
Shareholders' Equity
18.	Shareholders’ Equity

On October 20, 2015, the Company’s Board of Directors authorized a stock repurchase program (prior repurchase plan) of up to $50,000 of its common shares. During fiscal 2016, the Company repurchased 2,763,142 shares at a cost of $26,718 under this plan. During fiscal 2017, the Company repurchased 2,019,798 shares at a cost of $23,281 under this plan. On March 15, 2017, subsequent to completing the prior repurchase plan, the Company’s Board of Directors authorized a new stock repurchase program of up to $50,000 of its common shares. Stock repurchases under this program may be made through open market and privately negotiated transactions from time to time and in such amounts as management deems appropriate. The new stock repurchase program has no expiration date and may be suspended or discontinued at any time. The Company’s repurchase plan is intended to comply with the requirements of Rule 10b-18 under the Securities Exchange Act of 1934. The Company did not repurchase shares under this plan in fiscal 2017. The Company has remaining capacity of $50,000 under the new repurchase program as of April 29, 2017.

As of April 29, 2017, the Company has repurchased 39,496,765 shares at a cost of approximately $1,086,414 since the inception of the Company’s stock repurchase programs. The repurchased shares are held in treasury.